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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:   811-10223

ING Senior Income Fund
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                              February 28

Date of reporting period:                                     May 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Senior Income Fund

The schedules are not audited.

ING Senior Income Fund

As of May 31, 2006

Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value

Senior Loans*: 123.6%

Aerospace & Defense: 1.6%

		Arinc, Inc.	Ba3	BB
980,000		Term Loan, 6.980% - 7.110%, maturing March 10, 2011			981,225

	(2)	Delta Air Lines, Inc.	Ba3	B+
2,000,000		Debtor in Possession Term Loan, 10.225%, maturing March 16, 2008			2,057,350

		Dyncorp, Inc.	B2	B+
3,961,654		Term Loan, 7.468% -7.813%, maturing February 11, 2011			4,002,923

		Hexcel Corporation	Ba3	BB-
1,233,333		Term Loan, 6.750% - 6.938%, maturing March 01, 2012			1,240,271

		IAP Worldwide Services, Inc.	B2	B+
1,995,000		Term Loan, 8.000%, maturing December 30, 2012			2,014,950

		K&F Industries, Inc.	B2	B+
6,062,500		Term Loan, 7.030% - 7.090%, maturing November 18, 2012			6,121,234

		Spirit Aerosystems, Inc.	B1	BB-
1,157,917		Term Loan, 7.318%, maturing December 31, 2011			1,172,391

		Standard Aero Holdings, Inc.	B2	B+
1,260,684		Term Loan, 6.960% - 7.350%, maturing August 20, 2012			1,260,684

		Transdigm, Inc.	B1	B+
3,426,325		Term Loan, 7.331%, maturing July 22, 2010			3,445,064

		United Air Lines, Inc.	B1	B+
1,000,000		Term Loan, 8.875%, maturing February 01, 2012			1,015,250
5,000,000		Term Loan, 8.625%, maturing February 01, 2012			5,076,250

		US Airways Group, Inc.	B2	B
6,500,000		Term Loan, 8.593%, maturing March 31, 2011			6,576,375

		Wyle Holdings, Inc.	NR	B+
1,897,200		Term Loan, 7.880%, maturing January 28, 2011			1,928,030
					36,891,995

Automobile: 4.9%

		Accuride Corporation	B1	B+
6,030,909		Term Loan, 6.937%, maturing January 31, 2012			6,082,926

		Avis Budget Holdings, LLC	Ba2	BBB-
4,000,000		Term Loan, 6.350%, maturing April 19, 2012			3,993,572

	(2)	Collins & Aikman Products Company	NR	NR
1,959,834		Debtor in Possession Term Loan, 7.398% - 10.000%, maturing May 17, 2007			1,977,800

	(2)	Dana Corporation	B3	BB-
4,800,000		Debtor in Possession Term Loan, 7.220%, maturing April 13, 2008			4,818,000

		Dura Operating Corporation	B3	B
5,800,000		Term Loan, 8.831%, maturing May 03, 2011			5,887,000

	(2)	Federal-Mogul Corporation	NR	BBB+
1,500,000		Debtor in Possession Term Loan, 7.188%, maturing December 09, 2006			1,505,625
2,620,000		Revolver, 7.313% - 7.438%, maturing December 09, 2006			2,626,550

		Goodyear Tire & Rubber Company	Ba3	BB
5,500,000		Term Loan, 6.690%, maturing April 30, 2010			5,536,669

		Goodyear Tire & Rubber Company	B2	B+
12,384,000		Term Loan, 7.954%, maturing April 30, 2010			12,495,456

		Hertz Corporation	Ba2	BB
1,500,000		Term Loan, 7.180%, maturing December 21, 2012			1,508,582
8,768,620		Term Loan, 7.090% - 7.410%, maturing December 21, 2012			8,818,786

		Keystone Automotive Industries, Inc.	B2	B+
787,848		Term Loan, 6.997% - 7.420%, maturing October 30, 2009			789,326
1,496,250		Term Loan, 7.465%, maturing October 30, 2010			1,499,055

		Lear Corporation	B2	B+
6,600,000		Term Loan, 7.570%, maturing April 25, 2012			6,571,125

		Motorsport Aftermarket Group, Inc.
1,966,485		Term Loan, 7.980%, maturing December 15, 2011			1,977,547

	(2)	RJ Tower Corporation	Ba3	BBB
9,000,000		Debtor in Possession Term Loan, 8.250%, maturing February 02, 2007			9,183,753

		Safelite Glass Corporation	B3	B+
4,716,453		Term Loan, 8.960%, maturing September 30, 2007			4,657,497
13,420,128		Term Loan, 9.460%, maturing September 30, 2007			13,252,377

		Tenneco Automotive, Inc.	Ba3	BB-
535,967		Term Loan, 7.052%, maturing December 12, 2010			540,590
1,129,257		Term Loan, 7.190%, maturing December 12, 2010			1,138,997

	TRW Automotive Acquisitions Corporation	Ba2	BB+
7,406,250	Term Loan, 6.750%, maturing October 31, 2010			7,420,137
3,990,000	Term Loan, 6.813%, maturing June 30, 2012			4,001,224
960,025	Term Loan, 6.250%, maturing June 30, 2012			962,559

	United Components, Inc.	B2	BB-
1,808,333	Term Loan, 7.410%, maturing June 30, 2010			1,815,115

	Visteon Corporation	B1	B+
2,000,000	Term Loan, 9.180%, maturing June 20, 2007			2,010,500
				111,070,765

Beverage, Food & Tobacco: 2.7%

	Bumble Bee Foods, LLC	Ba3	B+
1,800,000	Term Loan, 6.824% - 7.0394%, maturing May 02, 2012			1,812,375

	Commonwealth Brands, Inc.	B1	B+
11,440,000	Term Loan, 7.438%, maturing December 22, 2012			11,524,370

	Constellation Brands, Inc.	Ba2	BB
12,811,149	Term Loan, 6.313% - 6.3750%, maturing November 30, 2011			12,872,809

	Dole Food Company, Inc.	Ba3	B+
232,558	Term Loan, 4.920%, maturing April 12, 2013			231,377
523,256	Term Loan, 7.000% - 8.750%, maturing April 12, 2013			520,599
1,744,186	Term Loan, 6.875% - 8.500%, maturing April 12, 2013			1,735,329

	Gate Gourmet Borrower, LLC	B2	B-
836,167	Term Loan, 7.640%, maturing March 09, 2012			844,529
254,521	Term Loan, 7.000%, maturing March 09, 2012			256,430

	Golden State Foods Corporation	B1	B+
4,410,000	Term Loan, 6.876%, maturing February 28, 2011			4,445,831

	Keystone Foods Holdings, LLC	Ba3	B+
4,118,706	Term Loan, 6.750% - 6.875%, maturing June 16, 2011			4,172,764

	Le-Natures, Inc.	B1	B
688,262	Term Loan, 7.880% - 10.000%, maturing June 23, 2010			692,564
309,224	Term Loan, 7.260% - 7.280%, maturing June 23, 2010			312,509

	Michael Foods, Inc.	B1	B+
3,738,255	Term Loan, 6.671% - 7.032%, maturing November 21, 2010			3,763,178

	Nutro Products, Inc.	B1	B
1,200,000	Term Loan, 7.023%, maturing April 26, 2013			1,202,250

	Pierre Foods, Inc.	B1	B+
4,993,333	Term Loan, 6.060%, maturing June 30, 2010			5,029,225

	Southern Wine & Spirits of America, Inc.	Ba3	BB+
4,185,000	Term Loan, 6.480%, maturing May 31, 2012			4,213,119

	Sturm Foods, Inc.	B2	B+
1,488,750	Term Loan, 9.750%, maturing May 26, 2011			1,512,012

	Sturm Foods, Inc.	B3	B-
500,000	Term Loan, 14.000%, maturing May 26, 2012			508,750

	WM Bolthouse Farms, Inc.	B2	B+
5,985,000	Term Loan, 7.370%, maturing December 16, 2012			6,054,205
				61,704,225

Buildings & Real Estate: 6.4%

	Atrium Companies, Inc.	B2	B
3,814,794	Term Loan, 8.230% - 8.830%, maturing December 28, 2011			3,820,356

	Builders Firstsource, Inc.	B1	BB-
888,889	Term Loan, 7.490%, maturing August 11, 2011			891,111

	Building Materials Holding Corporation	Ba2	BB
2,917,500	Term Loan, 6.730%, maturing June 30, 2010			2,937,558

	Capital Automotive REIT	Ba1	BB+
17,999,111	Term Loan, 6.780%, maturing December 16, 2010			18,091,914

	Champion Home Builders Company	B1	B+
1,625,000	Term Loan, maturing October 31, 2012			1,645,313
1,741,250	Term Loan, maturing October 31, 2012			1,763,016

	Contech Construction Products, Inc.	B1	B+
2,750,000	Term Loan, 6.800% - 7.220%, maturing January 31, 2013			2,768,048

	Custom Building Products, Inc.	B1	B+
4,971,666	Term Loan, 7.210% - 7.341%, maturing October 29, 2011			5,025,524

	Euramax International, Inc.	B2	B
633,895	Term Loan, 7.688%, maturing June 29, 2012			639,838

	Headwaters, Inc.	B1	BB-
5,613,302	Term Loan, 7.080%, maturing April 30, 2011			5,648,385

	Hearthstone Housing Partners II, LLC	NR	NR
4,279,412	Revolver, 7.096%, maturing December 01, 2007			4,268,713

	John Maneely Company	Ba3	B
3,000,000	Term ]Loan, 8.090%, maturing March 24, 2013			3,041,250

	Lion Gables Realty, L.P.	Ba2	BB+
10,487,712	Term Loan, 6.820% -6.860%, maturing September 30, 2006			10,515,022

	Macerich Partnership, L.P.	NR	BB+
1,500,000	Term Loan, 6.563%, maturing April 25, 2010			1,504,688

	Maguire Properties, Inc.	Ba2	BB
3,244,444	Term Loan, 6.830%, maturing March 15, 2010			3,267,561

	Masonite International Corporation	B2	BB-
7,418,681	Term Loan, 6.979% - 7.108%, maturing April 05, 2013			7,380,875
7,431,319	Term Loan, 6.979% - 7.108%, maturing April 05, 2013			7,393,449

	Mattamy Funding Partnership	Ba3	BB-
900,000	Term Loan, 7.477%, maturing April 11, 2013			911,250

	NCI Building Systems, Inc.	Ba2	BB
3,638,525	Term Loan, 7.480% - 7.740%, maturing June 18, 2010			3,655,583

	Newkirk Master, L.P.	Ba2	BB+
1,240,034	Term Loan, 6.834%, maturing August 11, 2008			1,248,948
1,073,643	Term Loan, 6.834%, maturing August 11, 2008			1,081,360

	Nortek, Inc.	B2	B
10,807,894	Term Loan, 6.690%, maturing August 27, 2011			10,865,316

	PGT Industries, Inc.	B2	B+
2,623,638	Term Loan, 8.130%, maturing February 14, 2012			2,643,316

	Ply Gem Industries, Inc.	B1	BB-
375,000	Term Loan, 7.210% - 7.350%, maturing August 15, 2011			376,875
5,625,000	Term Loan, 7.210% - 7.350%, maturing August 15, 2011			5,653,125

	Shea Capital I, LLC	Ba2	BB-
1,000,000	Term Loan, 7.150%, maturing October 27, 2011			1,002,500

	Spanish Peaks, LLC	B1	B+
287,541	Term Loan, 4.879%, maturing August 09, 2011			288,799
282,711	Term Loan, 7.640% - 7.880%, maturing August 09, 2011			283,948

	St. Marys Cement, Inc.	B1	BB-
5,383,618	Term Loan, 6.527%, maturing December 04, 2009			5,467,737

	Standard Pacific Corporation	B1	B+
2,250,000	Term Loan, 6.671%, maturing May 06, 2013			2,248,594

	Trizec Properties, Inc.	NR	BB+
18,600,000	Term Loan, 7.170%, maturing May 02, 2007			18,589,844

	Trustreet Properties, Inc.	Ba3	BB
6,500,000	Term Loan, 6.750%, maturing April 08, 2010			6,548,750

	Yellowstone Mountain Club, LLC	B1	BB-
3,343,200	Term Loan, 7.466%, maturing September 30, 2010			3,353,126
				144,821,691

Cargo Transport: 0.8%

	Baker Tanks, Inc.	B2	B
3,482,500	Term Loan, 7.200% - 7.593%, maturing November 22, 2012			3,521,678

	Gainey Corporation	B2	BB-
1,200,000	Term Loan, 7.760% -7.840%, maturing April 20, 2012			1,219,500

	Helm Holding Corporation	B2	B+
986,489	Term Loan, 7.610% - 7.660%, maturing July 08, 2011			997,896

	Horizon Lines, LLC	B2	B
2,456,250	Term Loan, 7.340%, maturing July 07, 2011			2,477,742

	Kenan Advantage Group, Inc.	B3	B+
997,500	Term Loan, 7.979%, maturing December 16, 2011			1,008,722

	Neoplan USA Corporation	NR	NR
497,738	Term Loan, maturing June 30, 2006			497,738

	Pacer International, Inc.	Ba3	BB
1,139,010	Term Loan, 6.25% - 8.500%, maturing June 10, 2010			1,148,976

	Railamerica, Inc.	Ba3	BB
366,016	Term Loan, 7.250%, maturing September 29, 2011			370,592
3,096,301	Term Loan, maturing September 29, 2011			3,135,005

	Transport Industries, L.P.	B2	B+
2,020,759	Term Loan, 7.563% - 7.813%, maturing September 30, 2011			2,043,493

	United States Shipping, LLC	Ba3	BB-
1,882,261	Term Loan, 6.979%, maturing April 30, 2010			1,888,143
				18,309,484

Cellular: 2.2%

	Cellular South, Inc.	Ba3	B+
3,072,670	Term Loan, 6.715% - 8.500%, maturing May 04, 2011			3,097,635

	Centennial Cellular Operating Company	B2	B
15,581,024	Term Loan, 7.218% - 7.570%, maturing February 09, 2011			15,697,882

	Cricket Communications, Inc.	B1	B-
11,356,250	Term Loan, 7.479%, maturing January 10, 2011			11,405,933

	IWO Holdings, Inc.	Baa2	A-
3,175,000	Floating Rate Note, 8.818%, maturing January 15, 2012			3,294,063

	Nextel Partners Operating Corporation	Ba1	BBB-
5,909,091	Term Loan, 6.320%, maturing May 31, 2012			5,917,706

	Ntelos, Inc.	B2	B
4,443,750	Term Loan, 7.350%, maturing August 24, 2011			4,460,970

	Rogers Wireless, Inc.	Ba2	BB
2,500,000	Term Loan, 8.035%, maturing December 15, 2010			2,578,125

	Rural Cellular Corporation	B2	B-
1,500,000	Term Loan, 9.410%, maturing March 15, 2010			1,530,000

	US Unwired, Inc.	Baa2	A-
1,750,000	Term Loan, 9.160%, maturing June 15, 2010			1,793,750
				49,776,064

Chemicals, Plastics & Rubber: 8.2%

	Basell Finance Company	Ba3	B+
1,250,000	Term Loan, 7.727%, maturing September 07, 2013			1,271,354
250,000	Term Loan, 7.726%, maturing September 07, 2013			254,271
1,250,000	Term Loan, 8.227%, maturing September 07, 2014			1,271,354
250,000	Term Loan, 8.227%, maturing September 07, 2014			254,271

	Brenntag Holdings GMBH & Co. KG	B2	B+
1,767,273	Term Loan, 7.440%, maturing January 17, 2014			1,791,131
5,432,727	Term Loan, 7.440%, maturing January 17, 2014			5,506,069

	Celanese, AG	B1	BB-
15,766,372	Term Loan, 6.979%, maturing April 06, 2011			15,858,999
6,500,000	Term Loan, 5.069%, maturing April 06, 2009			6,556,875

	Columbian Chemicals Company	Ba3	BB-
900,000	Term Loan, 6.688%, maturing March 16, 2013			902,813

	Covalence Specialty Materials Corporation	Ba3	B+
2,442,857	Term Loan, 7.080%, maturing August 16, 2013			2,446,675

	Covalence Specialty Materials Corporation	B2	B-
500,000	Term Loan, 8.3750%, maturing May 18, 2013			505,625

	Hawkeye Renewables, LLC	B2	B
5,500,000	Term Loan, 7.835%, maturing January 31, 2012			5,494,847

	Hercules, Inc.	Ba1	BB
6,423,713	Term Loan, 6.479% - 6.528%, maturing October 08, 2010			6,468,878

	Hexion Specialty Chemicals, Inc.	B2	B+
8,133,231	Term Loan, 7.125%, maturing May 05, 2013			8,130,693
1,766,769	Term Loan, 7.125%, maturing May 05, 2013			1,766,218
1,800,000	Term Loan, 2.000%, maturing May 15, 2013			1,799,438

	Huntsman International, LLC	Ba3	BB-
31,350,488	Term Loan, 6.831%, maturing August 16, 2012			31,401,935

	Ineos US Finance, LLC	Ba3	B+
4,200,000	Term Loan, 7.339%, maturing December 16, 2012			4,245,675
1,000,000	Term Loan, 7.3392%, maturing December 16, 2013			1,300,895
4,500,000	Term Loan, 7.839%, maturing December 16, 2013			4,561,875
1,000,000	Term Loan, maturing December 16, 2013			1,300,895
4,500,000	Term Loan, maturing December 16, 2013			4,561,875

	Innophos, Inc.	B2	B
3,017,909	Term Loan, 7.120% - 7.350%, maturing August 13, 2010			3,045,574

	Invista, B.V.	Ba2	BB
7,658,304	Term Loan, 6.750%, maturing April 29, 2011			7,690,216
3,892,960	Term Loan, 6.750%, maturing April 29, 2011			3,909,182

	ISP Chemco, Inc.	Ba3	BB-
5,000,000	Term Loan, 6.938%, maturing February 16, 2013			5,027,735

	JohnsonDiversey, Inc.	B1	B
8,327,162	Term Loan, 7.580% - 7.630%, maturing December 16, 2011			8,408,352

	Kraton Polymers, LLC	B1	B+
2,700,000	Term Loan, 7.000% - 7.125%, maturing May 12, 2013			2,740,500

	Nalco Company	B1	BB-
15,574,225	Term Loan, 6.480% - 6.820%, maturing November 04, 2010			15,650,150

	Polypore, Inc.	B2	B
6,084,932	Term Loan, 7.980%, maturing November 12, 2011			6,150,850

	PQ Corporation	B1	B+
2,475,000	Term Loan, 7.000%, maturing February 11, 2012			2,497,688

	Rockwood Specialties Group, Inc.	B1	B+
18,438,750	Term Loan, 7.126%, maturing December 13, 2013			18,590,003

	Supresta, LLC	B1	B
3,654,451	Term Loan, 8.210%, maturing July 20, 2011			3,649,883
				185,012,794

Containers, Packaging & Glass: 4.4%

	Berry Plastics Corporation	B1	B+
5,955,000	Term Loan, 6.840%, maturing December 02, 2011			5,992,219

	Boise Cascade Corporation	Ba3	BB
6,293,976	Term Loan, 6.750%, maturing October 29, 2011			6,334,383

	BWAY Corporation	B1	B+
1,102,000	Term Loan, 7.313%, maturing June 30, 2011			1,114,398

	Graham Packaging Company, L.P.	B2	B
25,523,586	Term Loan, 6.938% - 7.250%, maturing October 07, 2011			25,680,454

	Graphic Packaging International, Inc.	B1	B+
17,871,492	Term Loan, 7.137% - 7.750%, maturing August 08, 2010			18,066,166

	Intertape Polymer Group, Inc.	Ba3	B+
2,708,750	Term Loan, 6.800% - 7.140%, maturing July 28, 2011			2,748,818

	Owens-Illinois Group, Inc.	B1	BB-
1,443,491	Term Loan, 6.850%, maturing April 01, 2007			1,443,943
3,450,711	Term Loan, 6.850%, maturing April 01, 2008			3,455,025

	Pro Mach, Inc.	B1	B
2,500,000	Term Loan, 7.360%, maturing December 01, 2011			2,532,813

	Smurfit-Stone Container Corporation	Ba3	B+
9,376,514	Term Loan, 7.125% - 7.375%, maturing November 01, 2011			9,442,281
3,180,923	Term Loan, 7.125% - 7.313%, maturing November 01, 2011			3,203,234

	Solo Cup, Inc.	B3	B-
10,770,305	Term Loan, 9.660%, maturing February 27, 2011			10,870,157
1,500,000	Term Loan, 7.479% - 7.610%, maturing March 31, 2012			1,522,500

	Xerium Technologies, Inc.	B1	B+
6,087,544	Term Loan, 7.229%, maturing May 18, 2012			6,091,349
				98,497,738

Data and Internet Services: 2.6%

	Activant Solutions, Inc.	B2	B
2,500,000	Term Loan, 7.188%, maturing May 01, 2013			2,508,595

	Affiliated Computer Services, Inc.	Ba2	BB+
2,392,750	Term Loan, 6.581%, maturing March 20, 2013			2,400,976

	Aspect Software, Inc.	B2	B+
1,500,000	Term Loan, 7438%, maturing September 22, 2010			1,507,500

	Audatex Holdings, LLC	B1	B+
1,500,000	Term Loan, 5.604%, maturing April 13, 2013			1,934,500
3,000,000	Term Loan, 7.300%, maturing April 13, 2013			3,018,750

	iPayment, Inc.	B2	B
4,500,000	Term Loan, 7.330%- 7.343%, maturing May 10, 2013			4,522,500

	Sungard Data Systems, Inc.	B1	B+
33,715,000	Term Loan, 7.660%, maturing February 11, 2013			33,972,077

	Transaction Network Services, Inc.	Ba3	BB-
3,088,853	Term Loan, 6.890%, maturing May 04, 2012			3,096,575

	Worldspan, L.P.	B2	B
5,279,948	Term Loan, 7.688% - 7.938%, maturing February 11, 2010			5,275,001
				58,236,474

Diversified Natural Resources: 2.5%

	Georgia-Pacific Corporation	Ba2	BB-
48,478,500	Term Loan, 6.880% - 6.979%, maturing December 20, 2012			48,618,651

	Georgia-Pacific Corporation	Ba3	B+
7,000,000	Term Loan, 7.880% - 8.081%, maturing December 20, 2013			7,099,953
				55,718,604

Diversified / Conglomerate Manufacturing: 3.0%

	Aearo Technologies, Inc.	B2	B
2,400,000	Term Loan, 7.450%, maturing March 24, 2013			2,427,499

	Aearo Technologies, Inc.	Caa1	CCC+
1,800,000	Term Loan, maturing September 24, 2013			1,839,375

	Axia, Inc.	B2	B
2,493,750	Term Loan, 8.230%, maturing December 21, 2012			2,499,984

	Brand Services, Inc.	B2	B
779,430	Term Loan, 7.979% - 8.227%, maturing January 15, 2012			783,653

	Chart Industries, Inc.	B1	B+
2,833,334	Term Loan, maturing October 17, 2012			2,868,751

	Cinram International, Inc.	B1	BB-
5,481,822	Term Loan, 6.826%, maturing May 02, 2011			5,485,248

	Dayco Products, LLC	B1	BB
464,850	Term Loan, 7.710% - maturing June 23, 2011			470,806

	Dresser Rand, Inc.	B1	B+
760,402	Term Loan, 7.600%, maturing October 29, 2007			768,125

	Dresser, Inc.	Ba3	B+
1,083,731	Term Loan, maturing April 10, 2009			1,099,987

	Flowserve Corporation	Ba3	BB-
3,784,293	Term Loan, 6.500% - 6.750%, maturing August 10, 2012			3,806,170

	Gentek, Inc.	B2	B+
2,348,141	Term Loan, 7.160% - 7.420%, maturing February 28, 2011			2,371,256

	Goodman Global Holdings, Inc.	B1	B+
2,661,429	Term Loan, 6.938%, maturing December 23, 2011			2,673,626

	Mueller Group, Inc.	B2	B+
13,930,000	Term Loan, 7.229% - 9.250%, maturing October 03, 2012			14,069,300

	Norcross Safety Products, LLC	B1	BB-
3,834,742	Term Loan, 6.823% - 9.000%, maturing June 30, 2012			3,863,503

	Sensata Technologies, B.V.	B1	BB-
7,300,000	Term Loan, 6.860%, maturing April 27, 2013			7,302,935

	Sensus Metering Systems, Inc.	B2	B+
1,582,609	Term Loan, 6.720% - 7.080%, maturing December 17, 2010			1,590,522
210,217	Term Loan, 6.940% - 7.080%, maturing December 17, 2010			211,268

	Springs Window Fashions, LLC	B1	B+
997,500	Term Loan, 7.750%, maturing December 30, 2012			1,012,463

	Universal Compression, Inc.	Ba2	BB
3,930,028	Term Loan, 6.480%, maturing February 15, 2012			3,957,047

	Walter Industries, Inc.	Ba3	B+
6,527,837	Term Loan, 6.979% - 7.130%, maturing October 03, 2012			6,585,974

	Waterpik Technologies, Inc.	B1	BB-
1,500,000	Term Loan, 7.400%, maturing June 30, 2013			1,511,250
				67,198,741

Diversified / Conglomerate Service: 2.7%
	Affinion Group, Inc.	B1	B+
3,720,930	Term Loan, 7.831% - 7.921%, maturing October 17, 2012			3,745,931

	Carey International, Inc.	B3	B-
1,231,250	Term Loan, 8.938% - 10.750%, maturing May 11, 2012			1,225,094

	CCC Information Services, Inc.	B1	B
1,000,000	Term Loan, 7.580%, maturing February 10, 2013			1,007,917

	Fidelity National Information Solutions, Inc.	Ba1	BB+
32,824,265	Term Loan, 6.830%, maturing March 09, 2013			32,914,007

	Iron Mountain, Inc.	B2	BB-
5,925,000	Term Loan, 6.844% - 8.500%, maturing April 02, 2011			5,978,076
5,226,667	Term Loan, maturing April 02, 2011			5,266,954

	Mitchell International, Inc.	B1	B+
1,226,101	Term Loan, 6.980%, maturing August 15, 2011			1,236,063

	US Investigations Services, LLC	B2	B+
4,439,693	Term Loan, 7.430%, maturing October 14, 2012			4,492,414

	Vertafore, Inc.	B1	B+
1,307,472	Term Loan, 7.593% - 7.727%, maturing January 31, 2012			1,317,278

	Vertafore, Inc.	B3	CCC+
1,250,000	Term Loan, 10.980% - 11.227%, maturing January 31, 2013			1,259,375

	Workflow Management, Inc.	B2	BB-
3,456,250	Term Loan, 9.126%, maturing November 30, 2011			3,490,813
				61,933,921

Ecological: 1.0%
	Allied Waste North America, Inc.	B1	BB
7,470,022	Term Loan, 6.480% - 6.860%, maturing January 15, 2012			7,478,582
3,191,130	Term Loan, 6.579%, maturing January 15, 2012			3,194,031

	Envirosolutions, Inc.	B2	B-
2,750,000	Term Loan, 8.390% -8.545%, maturing July 07, 2012			2,779,219

	Great Lakes Dredge & Dock Corporation	B2	CCC+
2,153,872	Term Loan, 7.690% - 8.490%, maturing December 22, 2010			2,170,026

	IESI Corporation	B1	BB
1,800,000	Term Loan, 6.818% - 6.939%, maturing January 14, 2012			1,814,625

	Wastequip, Inc.	B2	B
1,533,590	Term Loan, 7.229% - 7.380%, maturing July 15, 2011			1,537,424

	Wastequip, Inc.	B3	CCC+
500,000	Term Loan, 10.479%, maturing July 15, 2012			502,500

	WCA Waste Systems, Inc.	B2	B
3,465,000	Term Loan, 7.980%, maturing April 28, 2011			3,469,331
				22,945,738

Electronics: 1.3%
	Decision One Corporation	NR	NR
396,627	Term Loan, 12.000%, maturing April 15, 2010			396,627

	Eastman Kodak Company	B1	B+
10,321,727	Term Loan, 7.180% - 7.439%, maturing October 18, 2012			10,371,580

	Invensys International Holdings, Ltd.	Ba3	B+
278,169	Term Loan, 8.501%, maturing September 05, 2009			279,560

	ON Semiconductor Corporation	B2	B+
9,830,887	Term Loan, 7.230%, maturing December 15, 2011			9,909,229

	Serena Software, Inc.	B1	B
5,600,000	Term Loan, 7.410%, maturing March 11, 2013			5,636,165

	SI International, Inc.	B1	B+
2,732,889	Term Loan, 6.970%, maturing February 09, 2011			2,746,553
				29,339,714

Farming & Agriculture: 0.3%
	AGCO Corporation	Ba1	BB+
4,528,333	Term Loan, 6.729%, maturing March 31, 2008			4,567,956

	Vicar Operating, Inc.	Ba3	BB-
2,498,296	Term Loan, 6.625%, maturing May 16, 2011			2,523,279
				7,091,235

Finance: 1.2%
	Ameritrade Holding Corporation	Ba1	BB
7,000,000	Term Loan, 6.600%, maturing December 31, 2012			7,002,625

	LPL Holdings, Inc.	B2	B
7,481,250	Term Loan, 7.960% - 8.229%, maturing June 28, 2013			7,565,414

	Nasdaq Stock Market, Inc.	Ba3	BB+
5,222,583	Term Loan, maturing April 18, 2012			5,223,398
3,027,417	Term Loan, maturing April 18, 2012			3,027,889

	Rent-A-Center, Inc.	Ba2	BB+
3,930,000	Term Loan, 6.410% - 6.670%, maturing June 30, 2010			3,958,493
				26,777,819

Foreign Cable, Foreign TV, Radio and Equipment: 0.2%
	UPC Financing Partnership	B1	B
1,500,000	Term Loan, 4.986%, maturing March 12, 2013			1,929,577
1,500,000	Term Loan, 4.986%, maturing December 31, 2013			1,929,577
				3,859,154

Gaming: 3.5%
	Ameristar Casinos, Inc.	Ba3	BB+
2,992,500	Term Loan, 6.593% - 6.727%, maturing November 10, 2012			3,010,269

	Boyd Gaming Corporation	Ba2	BB
4,912,500	Term Loan, 6.479% - 6.610%, maturing June 30, 2011			4,942,589

	CCM Merger, Inc.	B1	B+
10,934,933	Term Loan, maturing July 13, 2012			10,965,005

	Global Cash Access, LLC	Ba3	B+
1,919,438	Term Loan, 6.843%, maturing March 10, 2010			1,933,834

	Green Valley Ranch Gaming, LLC	NR	NR
980,094	Term Loan, 6.729% - 6.979%, maturing December 17, 2011			986,832

	Herbst Gaming, Inc.	B1	B+
2,970,000	Term Loan, 6.979% - 7.110%, maturing January 31, 2011			2,974,642

	Isle of Capri Black Hawk, LLC	B1	B+
1,824,167	Term Loan, 6.890% - 7.214%, maturing October 24, 2011			1,834,428

	Isle of Capri Casinos, Inc.	Ba2	BB-
992,500	Term Loan, 6.729%, maturing February 04, 2011			997,214
1,481,250	Term Loan, 6.470% - 7.008%, maturing February 04, 2011			1,488,286

	Opbiz, LLC	B3	B-
5,958,052	Term Loan, 7.990%, maturing August 31, 2010			5,810,590
35,319	Term Loan, 8.990%, maturing August 31, 2010			34,817

	Penn National Gaming, Inc.	Ba2	BB
1,279,070	Term Loan, 6.910% - 7.020%, maturing October 03, 2011			1,284,826
13,432,500	Term Loan, 6.730% - 7.020%, maturing October 03, 2012			13,538,845

	Resorts International Hotel and Casino, Inc.	Caa1	CCC+
249,381	Term Loan, 8.980%, maturing April 26, 2012			252,498

	Ruffin Gaming, LLC	NR	NR
1,485,376	Term Loan, 7.250%, maturing June 28, 2008			1,500,230

	Mississippi Band of Choctaw Indians	Ba3	BB
2,297,826	Term Loan, maturing November 14, 2011			2,313,624

	Trump Entertainment Resorts Holdings, L.P.	B2	BB-
1,736,875	Term Loan, 7.170%, maturing May 20, 2012			1,755,329

	Venetian Casino Resorts, LLC	Ba3	BB-
11,606,837	Term Loan, 6.730%, maturing June 15, 2011			11,673,031
2,393,163	Term Loan, 6.730%, maturing June 15, 2011			2,406,811

	VML US Finance, LLC	Ba3	BB-
5,800,000	Term Loan, maturing May 26, 2013			5,852,200

	Wembley, Inc.	B1	B+
995,000	Term Loan, 6.990% - 7.100%, maturing August 23, 2011			1,007,127

	Yonkers Racing Corporation	B3	B
715,976	Term Loan, 8.581%, maturing August 12, 2011			725,373
562,717	Term Loan, 8.581%, maturing August 12, 2011			570,103
				77,858,502

Grocery: 0.6%
	Giant Eagle, Inc.	Ba3	BB+
2,985,000	Term Loan, 6.210% - 6.490%, maturing November 07, 2012			3,001,791

	Roundy’s Supermarkets, Inc.	B2	B+
6,483,750	Term Loan, 7.870% - 8.170%, maturing November 03, 2011			6,556,018

	Supervalu, Inc.	Ba3	BBB
4,000,000	Term Loan, maturing June 01, 2012			4,000,000
				13,557,809

Healthcare, Education and Childcare: 11.7%
	Accellent Corporation	B2	BB-
2,992,500	Term Loan, 7.100% - 7.230%, maturing November 22, 2012			3,002,788

	AGA Medical Corporation	B2	B+
4,500,000	Term Loan, 7.380%, maturing April 28, 2013			4,530,938

	Ameripath, Inc.	B1	BB-
4,000,000	Term Loan, 7.040%, maturing October 31, 2012			4,014,376

	AMN Healthcare, Inc.	Ba2	BB-
1,000,000	Term Loan, 6.793%, maturing November 02, 2011			1,009,375

	AMR Holdco, Inc./Emcare Holdco, Inc.	B2	B+
3,394,638	Term Loan, 6.830% - 6.910%, maturing February 10, 2012			3,414,796

	Angiotech, Inc.	Ba3	BB-
4,750,000	Term Loan, 6.581%, maturing March 23, 2013			4,758,313

	Capella Healthcare, Inc.	B3	B
4,987,500	Term Loan, 7.820%, maturing November 30, 2012			5,040,492

	CCS Acquisition, Inc.	B3	B
4,488,750	Term Loan, 8.230%, maturing September 30, 2012			4,379,337

	Community Health Systems, Inc.	Ba3	BB-
31,692,563	Term Loan, 6.850% - 6.970%, maturing August 19, 2011			31,920,369

	Compsych Investment Corporation	NR	NR
1,000,000	Term Loan, 7.730% - 7.860%, maturing April 20, 2012			1,006,250

	Concentra Operating Corporation	B1	B+
6,543,355	Term Loan, 6.690%, maturing September 30, 2011			6,582,890

	CRC Health Corporation	B1	B
1,500,000	Term Loan, 7.229%, maturing February 06, 2013			1,512,188

	Davita, Inc.	B1	BB-
29,198,185	Term Loan, 6.690% — 7.210%, maturing October 05, 2012			29,227,091

	DJ Orthopedics, LLC	Ba3	BB-
1,800,000	Term Loan, 6.563%, maturing April 07, 2013			1,802,250

	Education Management Corporation	B2	B
6,000,000	Term Loan, maturing May 30, 2013			6,022,500

	Encore Medical IHC, Inc.	B1	B
2,317,890	Term Loan, maturing October 04, 2010			2,333,825

	Fresenius Medical Care Holdings, Inc.	Ba2	BB
5,900,000	Term Loan, maturing March 31, 2013			5,882,088

	Gentiva Health Services, Inc.	Ba3	B+
3,945,946	Term Loan, 7.240% - 7.370%, maturing March 31, 2013			3,968,142

	Golden Gate National Senior Care Holdings, LLC	B1	B+
1,800,000	Term Loan, 7.818% - 7.959%, maturing March 14, 2011			1,821,375

	Harlan Sprague Dawley, Inc.	B2	B+
997,500	Term Loan, 7.480% - 9.500%, maturing December 19, 2011			1,006,228

	Healthcare Partners, LLC	B1	BB
2,835,996	Term Loan, 6.890%, maturing February 04, 2011			2,860,811

	Healthsouth Corporation	B2	B+
10,800,000	Term Loan, 8.150%, maturing March 10, 2013			10,818,317

	Iasis Healthcare Corporation	B1	B+
13,288,436	Term Loan, 7.264% - 7.229%, maturing June 22, 2011			13,447,618

	Kinetic Concepts, Inc.	Ba3	BB
2,989,653	Term Loan, 6.730%, maturing August 11, 2010			3,018,927

	Lifepoint Hospitals, Inc.	Ba3	BB
22,604,553	Term Loan, maturing April 15, 2012			22,667,349

	Magellan Health Services, Inc.	B1	BB
468,750	Term Loan, 7.160%, maturing August 15, 2008			469,922

	MMM Holdings, Inc.	B1	B
1,615,000	Term Loan, 7.230%, maturing August 16, 2011			1,623,075

	Multiplan Corporation	B2	B+
2,400,000	Term Loan, 7.120%, maturing April 12, 2013			2,407,999

	Mylan Laboratories, Inc.	Ba1	BBB-
683,409	Term Loan, 6.600%, maturing June 30, 2010			688,677

	National Renal Institutes, Inc.	NR	B+
2,000,000	Term Loan, 8.330%, maturing March 31, 2013			2,013,126

	Per-Se Technologies, Inc.	B1	B+
3,982,759	Term Loan, 7.230% - 7.350%, maturing January 06, 2013			4,027,565

	Psychiatric Solutions, Inc.	B1	B+
923,077	Term Loan, 6.910%, maturing July 01, 2012			930,289

	Quintiles Transnational Corporation	B1	BB-
5,350,000	Term Loan, 7.080%, ‘maturing March 31, 2013			5,358,362

	Radiation Therapy Services, Inc.	B1	BB
3,939,372	Term Loan, 7.979% - 8.500%, maturing December 16, 2012			3,951,683

	Renal Advantage, Inc.	NR	B+
6,057,904	Term Loan, 7.420%, maturing October 06, 2012			6,110,911

	Rural/Metro Operating Company, LLC	B1	B
519,127	Term Loan, 4.708%, maturing March 04, 2011			524,967
1,258,822	Term Loan, 7.400% - 7.502%, maturing March 04, 2011			1,272,984

	Select Medical Corporation	B1	BB-
2,475,000	Term Loan, 6.840% - 8.750%, maturing February 24, 2012			2,465,204

	Sterigenics International, Inc.	B2	B+
3,438,800	Term Loan, 7.910%, maturing June 14, 2011			3,464,591

	Team Health, Inc.	B2	B+
3,990,000	Term Loan, 7.580% - 7.694%, maturing November 23, 2012			4,011,821

	Vanguard Health Holding Company II, LLC	B2	B
27,203,471	Term Loan, 6.950%, maturing September 23, 2011			27,454,260

	Ventiv Health, Inc.	Ba3	BB-
745,000	Term Loan, 6.479%, maturing October 05, 2011			747,328

	VWR International, Inc.	B2	B+
4,105,060	Term Loan, 7.340%, maturing April 07, 2011			4,142,691

	Warner Chilcott Corporation	B2	B
287,066	Term Loan, 7.630%, maturing January 18, 2012			288,726
1,435,330	Term Loan, 7.190% - 7.610%, maturing January 18, 2012			1,443,628
8,271,837	Term Loan, 7.479% - 7.630%, maturing January 18, 2012			8,313,932
3,333,146	Term Loan, 7.479% - 7.610%, maturing January 18, 2012			3,350,109
1,539,819	Term Loan, 7.229% - 7.380%, maturing January 18, 2012			1,547,655
				262,658,135

Home & Office Furnishings: 1.5%
	Buhrmann U.S., Inc.	Ba3	BB-
9,402,525	Term Loan, 6.670% - 6.880%, maturing December 23, 2010			9,449,538

	Global Imaging Systems, Inc.	Ba2	BB
2,191,495	Term Loan, 6.070% - 6.460%, maturing May 10, 2010			2,194,920

	National Bedding Company	B1	BB-
4,223,100	Term Loan, 6.920% - 7.090%, maturing August 31, 2011			4,264,275

	Sealy Mattress Company	Ba3	BB-
9,955,752	Term Loan, 6.570% - 6.831%, maturing April 06, 2012			10,024,198

	Simmons Company	B2	B+
7,367,412	Term Loan, 6.750% - 9.250%, maturing December 19, 2011			7,408,854
				33,341,785
Insurance: 0.5%
	Conseco, Inc.	Ba3	BB-
6,458,562	Term Loan, 6.831%, maturing June 22, 2010			6,493,548

	HMSC Corporation	B1	B+
2,500,000	Term Loan, 7.827%, maturing November 16, 2011			2,525,000

	Sedgewick CMS Holdings, Inc.	B1	B+
2,374,050	Term Loan, 6.979% - 7.059%, maturing January 31, 2013			2,379,491
				11,398,040

Leisure, Amusement, Entertainment: 4.6%
	24 Hour Fitness Worldwide, Inc.	B2	B
4,250,000	Term Loan, 7.200% - 7.500%, maturing June 08, 2012			4,276,563

	AMF Bowling Worldwide, Inc.	B2	B
864,572	Term Loan, 7.965% - 8.320%, maturing August 27, 2009			871,867

	Easton-Bell Sports, Inc.	B1	B+
1,500,000	Term Loan, 6.810% - 6.940%, maturing March 16, 2012			1,505,625

	Hallmark Entertainment, LLC	B1	B
4,250,000	Term Loan, 7.550%, maturing December 31, 2011			4,276,563

	HIT Entertainment, Ltd.	B1	B
5,897,083	Term Loan, 7.420%, maturing March 20, 2012			5,944,260

	Lodgenet Entertainment Corporation	Ba3	B+
2,779,073	Term Loan, 7.343%, maturing August 29, 2008			2,809,471

	London Arena & Waterfront Finance, LLC	Ba3	B
1,200,000	Term Loan, 8.380%, maturing March 08, 2012			1,216,500

	Metro-Goldwyn-Mayer Studios, Inc.	Ba3	B+
17,732,000	Term Loan, 7.229%, maturing April 08, 2011			17,834,207
33,500,000	Term Loan, 7.229%, maturing April 08, 2012			33,747,063

	MGM Holdings II, Inc.	Ba3	B+
1,000,000	Term Loan, 7.229%, maturing April 08, 2011			1,005,764

	Panavision, Inc.	B1	B
1,000,000	Term Loan, 8.093% - 8.227%, maturing March 30, 2011			1,017,500

		Pure Fishing, Inc.	B1	B+
2,597,772		Term Loan, 7.700% - 8.060%, maturing September 30, 2010			2,614,008

		Six Flags Theme Parks, Inc.	B2	B+
4,208,307		Term Loan, 7.260% - 7.410%, maturing June 30, 2009			4,239,869

		Universal City Development Partners, L.P.	Ba3	BB-
4,900,000		Term Loan, 6.980% - 7.190%, maturing June 09, 2011			4,937,769

		WMG Acquisition Corporation	Ba2	B+
16,258,474		Term Loan, 7.090% - 7.320%, maturing February 28, 2011			16,353,733
					102,650,760

Lodging: 1.1%
		Hotel Del Partners, L.P.	NR	NR
24,600,000		Term Loan, maturing January 09, 2008			24,600,000
					24,600,000
Machinery: 1.6%
		Alliance Laundry Holdings, LLC	B1	B
5,398,500		Term Loan, 7.320%, maturing January 27, 2012			5,428,867

		Blount, Inc.	Ba3	BB-
2,093,926		Term Loan, 6.740% - 6.7490%, maturing August 09, 2010			2,114,865

		Enersys, Inc.	Ba3	BB
3,268,052		Term Loan, 6.671% - 7.189%, maturing March 17, 2011			3,292,563

		Maxim Crane Works, L.P.	B1	BB-
3,754,302		Term Loan, 6.938% - 9.000%, maturing January 25, 2010			3,767,210

		NACCO Materials Handling Group	B2	BB-
1,000,000		Term Loan, 7.080% - 7.280%, maturing March 21, 2013			1,006,250

		Rexnord Corporation	B1	B+
6,874,834		Term Loan, 7.230% - 7.410%, maturing December 31, 2011			6,930,692

		Terex Corporation	B2	BB-
1,735,205		Term Loan, 7.259%, maturing July 03, 2009			1,759,064

		United Rentals (North America), Inc.	B2	BB-
657,178		Term Loan, 6.390%, maturing February 14, 2011			661,628
10,708,950		Term Loan, 7.100%, maturing February 14, 2011			10,781,461
					35,742,599

Mining, Steel, Iron & Nonprecious Metals: 0.8%
		Alpha Natural Resources, LLC	B2	BB-
665,000		Term Loan, 6.831%, maturing October 26, 2012			668,949

		Carmeuse Lime, Inc.	NR	NR
2,826,150		Term Loan, 6.938%, maturing May 02, 2011			2,840,281

		Foundation Coal Corporation	Ba3	BB-
3,385,638		Term Loan, 6.440% -6.840%, maturing July 30, 2011			3,420,023

		International Coal Group, LLC	B2	B-
195,448		Term Loan, 7.710%, maturing October 01, 2010			195,448

		Longyear Holdings, Inc.	B2	B+
213,490		Term Loan, 7.980%, maturing July 28, 2012			215,625
1,478,010		Term Loan, 7.980%, maturing July 28, 2012			1,492,790

		Novelis, Inc.	Ba2	BB-
3,436,020		Term Loan, 7.380%, maturing January 07, 2012			3,464,742
5,967,825		Term Loan, 7.380%, maturing January 07, 2012			6,017,711
					18,315,568

North American Cable: 14.1%
	(2)	Adelphia Communications Corporation	NR	BBB
11,000,000		Debtor in Possession Term Loan, 7.125%, maturing August 07, 2006			11,044,693

		Atlantic Broadband Finance, LLC	B2	B
4,000,000		Term Loan, 7.620%, maturing August 04, 2012			4,060,000

		Bragg Communications, Inc.	B1	NR
6,411,123		Term Loan, 7.227%, maturing August 31, 2011			6,451,193

		Bresnan Communications, LLC	B1	B+
8,000,000		Term Loan, 6.930% - 6.990%, maturing September 29, 2013			8,036,664

		Bresnan Communications, LLC	B3	B-
1,500,000		Term Loan, 9.430% - 9.630%, maturing March 29, 2014			1,536,875

	(2)	Century Cable Holdings, LLC	Caa1	NR
820,000		Revolver, 9.000%, maturing March 31, 2009			792,667
13,000,000		Term Loan, 10.000%, maturing June 30, 2009			12,669,579
12,250,000		Term Loan, 10.000%, maturing December 31, 2009			11,923,905

		Cequel Communications, LLC	B1	B+
31,850,000		Term Loan, 7.319%, maturing November 05, 2013			31,722,027

		Cequel Communications II, LLC	NR	NR
7,150,000		Term Loan, 10.069%, maturing October 30, 2007			7,114,250

		Charter Communications Operating, LLC	B2	B
62,000,000		Term Loan, maturing April 28, 2013			62,362,452

		CSC Holdings, Inc.	Ba3	BB
1,000,000		Term Loan, 6.070% - 6.399%, maturing February 24, 2012			997,000
34,600,000		Term Loan, 6.670% - 6.880%, maturing March 29, 2013			34,629,929

	(2)	Hilton Head Communications, L.P.	Caa1	NR
3,000,000		Revolver, 8.000%, maturing September 30, 2007			2,893,125
14,000,000		Term Loan, 9.250%, maturing March 31, 2008			13,559,588

		Insight Midwest Holdings, LLC	Ba3	BB-
22,043,648		Term Loan, 7.000%, maturing December 31, 2009			22,178,908

		Knology, Inc.	B3	NR
2,106,639		Term Loan, 10.479% - 10.626%, maturing June 29, 2010			2,180,371

		Mediacom Communications Corporation	Ba3	BB-
4,455,937		Term Loan, 5.980% - 6.020%, maturing March 31, 2010			4,424,906
15,642,000		Term Loan, 6.809% - 7.002%, maturing February 01, 2014			15,629,784

		Mediacom Illinois, LLC	Ba3	BB-
8,558,333		Term Loan, 6.809% - 7.002%, maturing March 31, 2013			8,548,397

		Nextmedia Operating, Inc.	B1	B
3,903,462		Term Loan, 7.090%, maturing November 15, 2012			3,927,858
1,734,872		Term Loan, 7.059%, maturing November 15, 2012			1,745,715

	(2)	Olympus Cable Holdings, LLC	B2	NR
23,568,240		Term Loan, 9.250%m maturing June 30, 2010			22,899,868
6,500,000		Term Loan, 10.000%, maturing September 30, 2010			6,344,462

		Patriot Media and Communications, LLC	B1	B+
3,666,667		Term Loan, 7.458%, maturing March 31, 2013			3,697,606

		Patriot Media and Communications, LLC	B3	B-
1,000,000		Term Loan, 10.080%, maturing October 04, 2013			1,022,031

		Persona Communication, Inc.	B2	B
3,447,500		Term Loan, 7.979%, maturing August 01, 2011			3,473,356
1,171,995		Term Loan, 7.960%, maturing November 14, 2012			1,183,715

		Quebecor Media, Inc.	B2	B
3,990,000		Term Loan, 7.068%, maturing January 17, 2013			4,033,643

		San Juan Cable, LLC	B1	B+
3,992,500		Term Loan, 6.840%, maturing October 31, 2012			4,013,712

		WideOpenWest Finance, LLC	B3	CCC+
625,000		Term Loan, 10.040%, maturing May 01, 2014			629,922
2,500,000		Term Loan, 6.559% - 6.758%, maturing May 01, 2014			2,505,580
					318,233,780

Oil & Gas: 7.4%
		CDX Funding, LLC	NR	NR
3,000,000		Term Loan, 10.250%, maturing March 31, 2013			3,069,999

		Cheniere LNG Holdings, LLC	NR	BB
7,960,000		Term Loan, 7.729%, maturing August 30, 2012			8,037,116

		Coffeyville Resources, LLC	B1	BB-
1,000,000		Term Loan, 4.900%, maturing June 24, 2012			1,005,938
1,488,778		Term Loan, 7.500% - 9.500%, maturing July 08, 2012			1,497,618

		Complete Production Services, Inc.	Ba2	B
3,980,000		Term Loan, 7.520% - 7.660%, maturing September 12, 2012			4,006,535

		El Paso Corporation	B3	B+
6,500,000		Term Loan, 7.140%, maturing November 30, 2007			6,546,495
19,517,017		Term Loan, 7.750%, maturing November 23, 2009			19,656,622

		EPCO Holdings, Inc.	Ba3	B+
19,082,500		Term Loan, 7.077% -7.093maturing August 18, 2010			19,290,366

		Helix Energy Solutions Group, Inc.	B2	BB
7,800,000		Term Loan, maturing May 15, 2013			7,830,225

		Key Energy Services, Inc.	NR	NR
4,488,750		Term Loan, 8.250% - 8.400%, maturing June 30, 2012			4,526,626

		LB Pacific, L.P.	B1	B-
3,960,000		Term Loan, 7.710% - 7.729%, maturing February 15, 2012			4,019,400

		Lyondell-Citgo Refining, L.P.	Ba3	BB
7,297,291		Term Loan, 6.979%, maturing May 21, 2007			7,315,534

		Magellan Midstream Holdings, L.P.	Ba3	BB-
2,192,601		Term Loan, 6.930%, maturing June 30, 2012			2,209,045

		Mainline, L.P.	Ba3	BB-
7,041,667		Term Loan, 7.310%, maturing December 17, 2011			7,120,885

		MEG Energy Corporation	Ba3	BB
4,200,000		Term Loan, 7.000%, maturing April 03, 2013			4,231,126

		Niska Gas Storage, LLC	Ba3	BB-
969,697		Term Loan, maturing April 20, 2011			970,303
5,333,333		Term Loan, maturing April 20, 2013			5,336,667
1,018,182		Term Loan, maturing April 20, 2013			1,018,818

		OPTI Canada, Inc.	Ba3	BB+
3,100,000		Term Loan, 6.830%, maturing May 15, 2013			3,102,666

		Pine Prairie Energy Center, LLC	B1	B+
795,455		Term Loan, 7.576%, maturing December 31, 2013			806,392

	Regency Gas Services, LLC	B1	B+
1,988,750	Term Loan, 7.230%, maturing June 01, 2010			1,993,722

	Semcrude, L.P.	Ba3	NR
5,224,154	Term Loan, 7.229%, maturing March 16, 2011			5,233,949
3,676,205	Term Loan, 7.160% - 7.331%, maturing March 16, 2011			3,683,098

	Targa Resources, Inc.	Ba3	B+
10,000,000	Term Loan, 7.477%, maturing October 31, 2007			10,025,000
5,275,758	Term Loan, 7.229%, maturing October 31, 2012			5,319,720
16,375,839	Term Loan, 7.229% - 7.470%, maturing October 31, 2012			16,512,299

	Venoco, Inc.	Caa1	B-
5,000,000	Term Loan, 9.625% - 9.750%, maturing March 30, 2009			5,043,750

	Vulcan Energy Corporation	Ba2	BB
6,273,070	Term Loan, 6.689%, maturing August 12, 2011			6,296,594

	W&T Offshore, Inc.	B2	B+
2,100,000	Term Loan, maturing May 15, 2010			2,110,500
				167,817,009

Other Broadcasting and Entertainment: 1.5%
	Alliance Atlantis Communications, Inc.	Ba2	BB
2,301,152	Term Loan, 6.479%, maturing December 20, 2011			2,308,343

	Deluxe, Inc.	B1	B
3,000,000	Term Loan, 8.729%, maturing January 28, 2011			3,045,624

	DirecTV Holdings, LLC	Ba1	BB
10,000,000	Term Loan, 6.581%, maturing April 13, 2013			10,056,250

	Echostar DBS Corporation	Ba3	BB-
5,000,000	Floating Rate Note, 8.240%, maturing October 01, 2008			5,081,250

	Liberty Media Corporation	Ba2	BB+
3,500,000	Floating Rate Note, 6.410%, maturing September 17, 2006			3,509,940

	Rainbow National Services, LLC	Ba3	BB+
10,147,500	Term Loan, 7.875%, maturing March 31, 2012			10,250,030
				34,251,438

Other Telecommunications: 1.9%
	Cavalier Telecom Corporation	B2	B
2,500,000	Term Loan, 9.520%, maturing March 24, 2012			2,543,750

	Cincinnati Bell, Inc.	Ba3	B+
3,482,500	Term Loan, 6.514% - 6.660%, maturing August 31, 2012			3,485,767

	Consolidated Communications, Inc.	B1	BB-
2,440,381	Term Loan, 6.924% - 6.729%, maturing October 14, 2011			2,452,582

	D&E Communications, Inc.	Ba3	BB-
1,954,578	Term Loan, 6.840% - 9.000%, maturing December 31, 2011			1,964,351

	Fairpoint Communications, Inc.	B1	BB-
2,500,000	Term Loan, 6.750%, maturing February 08, 2012			2,501,563

	Iowa Telecommunications Services, Inc.	Ba3	BB-
5,750,000	Term Loan, 6.400% - 6.730%, maturing November 23, 2011			5,778,750

	Qwest Capital Funding, Inc.	B2	B
11,000,000	Floating Rate Note, 8.670%, maturing February 15, 2009			11,192,500

	Qwest Corporation	B1	BB
1,000,000	Term Loan, 9.831%, maturing June 30, 2007			1,020,438

	Time Warner Telecom Holdings, Inc.	B2	CCC+
4,000,000	Floating Rate Note, 6.890%, maturing February 15, 2011			4,060,000

	Time Warner Telecom Holdings, Inc.	B1	B
1,995,000	Term Loan, 7.230% - 7.820%, maturing November 30, 2010			2,014,950

	Valor Telecommunication Enterprises II, LLC	Ba3	BB-
4,680,272	Term Loan, 6.729% - 6.809%, maturing February 14, 2012			4,692,811
				41,707,461

Personal & Nondurable Consumer Products: 3.4%
	Advantage Sales & Marketing, Inc.	B2	B
3,900,000	Term Loan, 7.100% - 7.220%, maturing March 29, 2013			3,897,563

	Amscan Holdings, Inc.	B1	B+
2,000,000	Term Loan, 8.194% - 10.000%, maturing December 23, 2012			2,017,916

	Bushnell, Inc.	B1	B+
1,741,463	Term Loan, 8.081%, maturing August 19, 2011			1,755,613

	Central Garden & Pet Company	Ba2	BB
2,700,000	Term Loan, 6.520% - 6.530%, maturing September 30, 2012			2,714,626

	Fender Musical Instruments Corporation	B2	B+
2,089,598	Term Loan, 7.240% -7.370%, maturing March 30, 2012			2,089,598

	Fender Musical Instruments Corporation	Caa1	B-
2,500,000	Term Loan, 9.620%, maturing September 30, 2012			2,500,000

	Hillman Group, Inc.	B2	B
1,960,000	Term Loan, 8.313% - 8.375%, maturing March 30, 2011			1,978,988

		Hunter Fan Company	B1	B
2,700,000		Term Loan, 7.760%, maturing March 24, 2012			2,689,875

		Jarden Corporation	B1	B+
15,330,332		Term Loan, 6.990%, maturing January 24, 2012			15,383,038
2,026,762		Term Loan, 6.740%, maturing January 24, 2012			2,033,730

		Levlad, LLC/Arbonne International, LLC	B2	B
1,549,616		Term Loan, maturing August 16, 2011			1,559,301

		Mega Bloks, Inc.	Ba3	BB-
992,500		Term Loan, 6.813% - 6.938%, maturing July 27, 2010			998,703

		Norwood Promotional Products Holdings, Inc.	NR	NR
7,013,325	(3)	Term Loan, 11.188%, maturing August 17, 2011			2,103,997

		Norwood Promotional Products, Inc.	NR	NR
8,671,140		Term Loan, maturing August 17, 2009			8,627,784

		Oreck Corporation	B1	B+
894,567		Term Loan, 7.730%, maturing January 27, 2012			902,395

		Prestige Brands Holdings, Inc.	B1	B+
1,950,175		Term Loan, 7.230%, maturing April 06, 2011			1,969,272
212,544		Term Loan, 7.230% - 9.250%, maturing April 06, 2011			214,625

		Reddy Ice Group, Inc.	B1	B+
3,000,000		Term Loan, 6.795%, maturing August 09, 2012			3,020,625

		Spectrum Brands, Inc.	B1	B-
9,173,139		Term Loan, 8.030% - 8.170%, maturing February 06, 2012			9,269,172

		Tupperware Corporation	Ba2	BB
11,949,677		Term Loan, 6.390%, maturing December 05, 2012			11,943,452
					77,670,272

Personal, Food & Miscellaneous: 3.5%
		Acosta, Inc.	B1	B+
4,987,500		Term Loan, 7.340%, maturing December 06, 2012			5,015,555

		AFC Enterprises, Inc.	B1	B+
1,266,055		Term Loan, 7.250%, maturing May 11, 2011			1,277,132

		Alderwoods Group, Inc.	B1	BB
1,543,411		Term Loan, 6.730% - 7.080%, maturing September 29, 2009			1,554,505

		Arby’s Restaurant Group, Inc.	B1	B+
7,940,000		Term Loan, 7.229% - 7.376%, maturing July 25, 2012			8,013,445

		Brickman Group Holdings, Inc.	Ba3	BB-
1,418,182		Term Loan, 6.527% - 6.690%, maturing December 19, 2008			1,414,636

		Burger King Corporation	Ba2	B+
4,425,788		Term Loan, 6.500%, maturing June 30, 2012			4,428,209

		Burt’s Bees, Inc.	B2	B
3,178,500		Term Loan, 7.440% - 7.919%, maturing March 24, 2011			3,210,285

		Carrols Corporation	B1	B+
4,047,139		Term Loan, 7.375%, maturing December 31, 2010			4,093,301

		CBRL Group, Inc.	Ba2	BB
3,101,380		Term Loan, 6.580% - 6.630%, maturing April 27, 2013			3,105,257

		Coinmach Corporation	B2	B
7,492,434		Term Loan, 7.625% - 7.875%, maturing December 19, 2012			7,584,531

		Coinstar, Inc.	Ba3	BB-
2,448,519		Term Loan, 7.030%, maturing July 07, 2011			2,485,247

		Culligan International Company	B1	B+
2,475,000		Term Loan, 7.081%, maturing September 30, 2011			2,488,922

		Dave and Busters, Inc.	B1	B-
250,000		Term Loan, 7.625%, maturing March 08, 2013			250,781

		Denny’s Corporation	B2	B
1,858,554		Term Loan, 7.970% - 8.329%, maturing September 30, 2009			1,885,657

		Doane Pet Care Company	B1	BB-
1,492,500		Term Loan, 6.940% - 7.376%, maturing October 24, 2012			1,494,366

		Domino’s, Inc.	Ba3	BB-
3,585,690		Term Loan, 6.438% - 6.500%, maturing June 25, 2010			3,602,123

		Jack in the Box, Inc.	Ba2	BB
5,383,618		Term Loan, 6.320% - 6.630%, maturing January 08, 2011			5,431,845

		Landry’s Restaurants, Inc.	Ba2	BB-
3,950,000		Term Loan, 6.730% - 6.860%, maturing December 28, 2010			3,983,741

		MD Beauty, Inc.	B1	B-
2,872,787		Term Loan, 10.000%, maturing February 18, 2012			2,879,969

		MD Beauty, Inc.	B3	CCC
2,000,000		Term Loan, 12.1000%, maturing February 18, 2013			2,010,000

		N.E.W. Holdings I, LLC	B1	B+
1,886,577		Term Loan, 7.750% - 8.125%, maturing July 08, 2011			1,904,264

		NPC International, Inc.	B1	B+
1,450,000		Term Loan, 6.790% - 6.970%, maturing May 03, 2013			1,450,000

	Quiznos, LLC	B2	B
3,766,667	Term Loan, 7.310%, maturing May 05, 2013			3,772,158

	Quiznos, LLC	Caa1	CCC+
1,000,000	Term Loan, 10.875%, maturing November 05, 2013			1,023,750

	Restaurant Company	B2	B-
1,375,000	Term Loan, 7.900% - 8.010%, maturing May 03, 2013			1,393,906

	Sagittarius Brands, Inc.	B1	B
1,500,000	Term Loan, 7.330%, maturing March 29, 2013			1,505,625

	U.S. Security Holdings, Inc.	B1	B
625,000	Term Loan, 9.500%, maturing April 30, 2011			631,250
				77,890,461

Printing & Publishing: 5.6%
	Adams Outdoor Advertising, L.P.	B1	B+
6,759,997	Term Loan, 7.030% - 7.210% maturing October 18, 2012			6,827,597

	American Achievement Corporation	Ba3	BB-
1,374,328	Term Loan, 7.552% - 9.500%, maturing March 25, 2011			1,381,200

	American Media Operations, Inc.	B1	B
11,000,000	Term Loan, 8.120%, maturing January 31, 2013			11,110,000

	American Reprographics Company	Ba3	BB-
4,235,166	Term Loan, 6.831% - 8.750%, maturing June 18, 2009			4,251,048

	Ascend Media Holdings, LLC	B3	B
1,717,188	Term Loan, 8.480% - 8.620%, maturing January 31, 2012			1,682,844

	Caribe Information Investment, Inc.	B1	B
3,000,000	Term Loan, 7.330% - 7..460%, maturing March 31, 2013			3,024,375

	Dex Media East, LLC	Ba2	BB
5,008,290	Term Loan, 6.480% - 6.730%, maturing May 08, 2009			5,011,766

	Dex Media West, LLC	Ba2	BB
616,849	Term Loan, 6.230% - 6.470%, maturing September 09, 2009			616,353
5,989,663	Term Loan, 6.480% - 6.670%, maturing March 09, 2010			5,987,166
8,072,374	Term Loan, 6.380% - 6.730%, maturing March 09, 2010			8,069,008

	Enterprise Newsmedia, LLC	B2	B
3,491,250	Term Loan, 7.990%, maturing June 30, 2012			3,508,706

	FM Mergerco, Inc.	B1	B
1,000,000	Term Loan, maturing June 21, 2012			1,005,625

	FSC Acquisition, LLC	B2	B
2,514,115	Term Loan, 7.070% - 7.033%, maturing August 01, 2012			2,527,208

	IWCO Direct, Inc.	B1	B
1,485,002	Term Loan, 8.230%, maturing January 31, 2011			1,497,996

	Liberty Group Publishing	B2	B+
4,888,110	Term Loan, 7.375%, maturing February 28, 2012			4,917,746

	MC Communications, LLC	B2	B
4,320,244	Term Loan, 7.440% - 7.590%, maturing December 31, 2010			4,368,847

	Merrill Communications, LLC	B1	B+
5,911,590	Term Loan, 7.229% - 7.343%, maturing May 15, 2011			5,966,089

	Newspaper Holdings, Inc.	NR	NR
1,666,667	Term Loan, 6.188%, maturing August 24, 2012			1,671,355

	PBI Media, Inc.	B2	B
2,985,000	Term Loan, 7.229% - 7.376%, maturing September 30, 2012			2,996,194

	Primedia, Inc.	B2	B
995,316	Revolver, 7.360%, maturing June 30, 2008			953,015
6,467,500	Term Loan, 7.309%, maturing September 30, 2013			6,391,507

	R.H. Donnelley, Inc.	Ba3	BB
2,802,162	Term Loan, 6.280% - 6.460%, maturing December 31, 2009			2,791,654
3,491,162	Term Loan, 6.430% - 6.480%, maturing June 30, 2011			3,491,162
11,651,175	Term Loan, 6.350% - 6.720%, maturing June 30, 2011			11,649,089

	Source Media, Inc.	B1	B
4,096,781	Term Loan, 7.210%, maturing November 08, 2011			4,154,394

	Triple Crown Media, Inc.	B2	B
1,990,556	Term Loan, maturing June 30, 2010			1,988,067

	Visant Holding Corporation	B1	B+
17,831,609	Term Loan, 7.068%, maturing October 04, 2011			17,969,087

	Ziff Davis Media, Inc.	B3	CCC
1,500,000	Floating Rate Note, 11.149%, maturing May 01, 2012			1,406,250
				127,215,347

Radio and TV Broadcasting: 2.5%
	Block Communications, Inc.	Ba2	BB-
1,246,875	Term Loan, 6.979%, maturing December 22, 2011			1,255,447

	CMP KC, LLC	NR	NR
2,100,000	Term Loan, 9.250% - 9.313%, maturing May 03, 2011			2,100,000

	CMP Susquehanna Corporation	B1	B-
7,800,000	Term Loan, 7.250% - 7.375%, maturing May 05, 2013			7,806,092

	Emmis Operating Company	Ba2	B+
4,419,124	Term Loan, 6.830% - 8.750%, maturing November 10, 2011			4,436,730

	Entravision Communications Corporation	Ba3	B+
3,980,000	Term Loan, 6.490%, maturing March 29, 2013			3,996,999

	Gray Television, Inc.	Ba2	BB-
1,496,250	Term Loan, 6.490%, maturing November 22, 2012			1,502,048

	Mission Broadcasting, Inc.	Ba3	B
4,840,465	Term Loan, 6.280%, maturing August 14, 2012			4,855,591

	Montecito Broadcast Group, LLC	B1	B
1,995,000	Term Loan, 7.723%, maturing January 27, 2013			2,019,315

	NEP Supershooters, L.P.	B1	B
2,408,329	Term Loan, 8.980% - 9.130%, maturing February 03, 2011			2,442,197
960,468	Term Loan, 8.480%, maturing February 03, 2011			971,574

	Nexstar Broadcasting, Inc.	Ba3	B
4,814,676	Term Loan, 6.729%, maturing August 14, 2012			4,829,722

	Paxson Communications Corporation	B2	CCC+
6,500,000	Term Loan, 8.318%, maturing January 15, 2012			6,670,625

	Raycom TV Broadcasting, LLC	NR	NR
3,362,019	Term Loan, 6.500%, maturing July 31, 2013			3,370,424

	Spanish Broadcasting Systems, Inc.	B1	B+
4,453,759	Term Loan, 6.730%, maturing June 10, 2012			4,478,812

	Young Broadcasting, Inc.	B2	B-
4,962,500	Term Loan, 7.250% - 7.438%, maturing November 03, 2012			4,956,297
				55,691,873

Retail Stores: 4.4%
	Advance Stores Company, Inc.	Ba1	BB+
1,726,024	Term Loan, 6.500% - 6.688%, maturing September 30, 2010			1,733,575
2,904,825	Term Loan, 6.375% - 6.750%, maturing September 30, 2010			2,917,533

	Alimentation Couche-Tard, Inc.	Ba1	BB+
598,469	Term Loan, 6.875%, maturing December 17, 2010			605,327

	Baker & Taylor, Inc.	Ba3	B+
1,363,636	Revolver, 6.440% - 6.831%, maturing August 11, 2010			1,356,818

	Baker & Taylor, Inc.	B1	B
2,000,000	Term Loan, 12.119%, maturing May 06, 2011			2,020,000

	Blockbuster Entertainment Corporation	B3	B-
1,000,000	Term Loan, 8.420% - 9.300%, maturing August 20, 2011			1,002,727

	Burlington Coat Factory Warehouse Corporation	B2	B
7,980,000	Term Loan, 7.430% - 7.530%, maturing May 28, 2013			7,905,188

	Dollarama Group, L.P.	B1	B+
5,431,250	Term Loan, 7.126%, maturing November 18, 2011			5,465,195

	Harbor Freight Tools, Inc.	B1	B+
8,531,278	Term Loan, 6.921%, maturing July 15, 2010			8,563,271

	J Crew Group Operating Corporation	B2	B
1,500,000	Term Loan, 9.250%, maturing May 15, 2013			1,503,438

	Jean Coutu Group, Inc.	B2	BB-
8,121,559	Term Loan, 7.625%, maturing July 30, 2011			8,176,266

	Mapco Express, Inc.	B2	B+
2,245,553	Term Loan, 7.690%, maturing April 28, 2011			2,258,184

	Movie Gallery, Inc.	Caa1	CCC+
688,403	Term Loan, 8.730%, maturing April 27, 2011			666,514

	Nebraska Book Company, Inc.	B2	B-
3,430,000	Term Loan, 7.340%, maturing March 04, 2011			3,447,150

	Neiman-Marcus Group, Inc.	B1	B+
22,487,342	Term Loan, 7.340%, maturing April 06, 2013			22,705,199

	Oriental Trading Company, Inc.	B1	B+
2,620,177	Term Loan, 9.750%, maturing August 04, 2010			2,639,828

	Oriental Trading Company, Inc.	B3	B-
1,750,000	Term Loan, 7.250%, maturing January 08, 2011			1,771,875

	Pantry, Inc.	Ba3	BB
3,990,000	Term Loan, 6.850%, maturing January 02, 2012			4,016,186

	Pep Boys - Manny, Moe & Jack	Ba2	B+
1,000,000	Term Loan, 8.210%, maturing January 27, 2011			1,014,375

	Sears Canada, Inc.	Ba1	BB+
4,500,000	Term Loan, 6.712%, maturing December 22, 2012			4,536,563

	Sports Authority, Inc.	B2	B
3,000,000	Term Loan, 7.348% - 8.170%, maturing May 03, 2013			3,004,374

	Tire Rack, Inc.	B1	BB-
939,623	Term Loan, maturing June 24, 2012			942,559

	Travelcenters of America, Inc.	B1	BB
10,972,500	Term Loan, 8.090% - 10.250%, maturing December 01, 2011			11,054,794
				99,306,938

Satellite: 1.1%
	Intelsat Zeus, Ltd.	B1	BB+
4,937,500	Term Loan, 6.750%, maturing July 28, 2011			4,967,332

	Panamsat Corporation	Ba3	BB+
866,478	Term Loan, 6.900%, maturing August 20, 2009			870,486
453,056	Term Loan, 6.831%, maturing August 20, 2009			455,151
18,554,255	Term Loan, 6.831%, maturing August 20, 2011			18,709,461
				25,002,431

Telecommunications Equipment: 0.3%
	Sorenson Communications, Inc.	B2	B
4,851,852	Term Loan, 11.910%, maturing November 15, 2012			4,892,792

	Sorenson Communications, Inc.	B3	CCC+
750,000	Term Loan, 7.830%, maturing November 15, 2012			767,500

	Syniverse Holding, LLC	Ba3	BB-
1,594,007	Term Loan, 6.730%, maturing February 15, 2012			1,601,977
				7,262,268

Textiles & Leather: 0.8%
	Polymer Group, Inc.	B1	BB-
6,483,750	Term Loan, 7.215%, maturing November 22, 2012			6,581,006

	Propex Fabrics, Inc.	B1	BB-
1,433,654	Term Loan, 7.340%, maturing July 31, 2012			1,440,822

	St. John Knits International, Inc.	B1	B+
614,652	Term Loan, 7.250%, maturing March 18, 2012			621,567

	Targus Group International, Inc.	B1	B
1,978,630	Term Loan, 8.081% - 8.297%, maturing November 22, 2012			2,003,363

	Targus Group International, Inc.	B3	CCC+
2,125,000	Term Loan, 12.800%, maturing May 22, 2013			2,130,313

	Warnaco, Inc.	Ba2	B+
2,000,000	Term Loan, 6.350% - 8.500%, maturing January 31, 2013			2,003,750

	William Carter Company	B2	BB
3,239,611	Term Loan, 6.559% - 7.758%, maturing July 14, 2012			3,249,735
				18,030,555

Utilities: 5.2%
	Astoria Generating Company Acquisitions, LLC	B1	BB-
2,451,777	Term Loan, 6.940%, maturing February 23, 2011			2,463,160
3,704,928	Term Loan, 6.940%, maturing February 23, 2013			3,722,130

	Babcock & Wilcox Company	B1	B+
2,500,000	Term Loan, 4.879%, maturing January 22, 2012			2,518,750

	Coleto Creek WLE, L.P.	Ba3	BB
872,384	Term Loan, 6.979%, maturing June 30, 2011			874,929

	Coleto Creek WLE, L.P.	B1	BB-
1,000,000	Term Loan, 8.376%, maturing June 30, 2012			1,004,063

	Infrastrux Group, Inc.	B1	B+
500,000	Term Loan, 8.063%, maturing May 01, 2012			507,188

	KGen, LLC	B2	B
6,930,000	Term Loan, 7.604%, maturing August 01, 2011			6,986,306

	La Paloma Generating Company	Ba3	BB-
437,158	Term Loan, 6.843%, maturing August 16, 2012			441,038
107,648	Term Loan, 6.729%, maturing August 16, 2012			108,604
1,351,636	Term Loan, 6.729%, maturing August 16, 2012			1,363,632

	La Paloma Generating Company	B2	B
3,000,000	Term Loan, 8.479%, maturing August 16, 2013			3,045,939

	LSP Gen Finance Co., LLC	Ba3	BB-
8,686,869	Term Loan, 6.843%, maturing May 04, 2013			8,728,496
500,000	Term Loan, 8.593%, maturing May 04, 2014			508,334

	LSP-Kendall Energy, LLC	B1	B
13,858,627	Term Loan, 6.979%, maturing October 07, 2013			13,847,083

	NRG Energy, Inc.	Ba2	BB-
7,924,731	Term Loan, 6.979%, maturing February 01, 2013			7,966,209
30,000,000	Term Loan, 6.979%, maturing February 01, 2013			30,158,520

	Pike Electric, Inc.	Ba3	BB
2,380,147	Term Loan, 6.563%, maturing July 01, 2012			2,384,610
1,430,123	Term Loan, 6.625%, maturing December 10, 2012			1,432,804

	Plum Point Energy Associates, LLC	B1	B
1,798,286	Term Loan, 8.167%, maturing March 14, 2014			1,820,014
5,101,714	Term Loan, 8.343%, maturing March 14, 2014			5,163,358

	Primary Energy Finance, LLC	Ba2	BB-
2,736,250	Term Loan, 7.250% - 7.625%, maturing August 24, 2012			2,756,772

	Riverside Energy Center, LLC	B1	B
358,897	Term Loan, 9.376%, maturing June 24, 2010			370,561
4,514,320	Term Loan, 9.376%, maturing June 24, 2011			4,661,035
3,123,391	Term Loan, 9.376%, maturing June 24, 2011			3,224,901

	Thermal North America, Inc.	Ba3	BB-
1,000,000	Term Loan, 6.780%, maturing October 12, 2013			1,003,125
1,493,927	Term Loan, 6.730%, maturing October 12, 2013			1,498,596

	Wolf Hollow I, L.P.	B1	BB-
3,400,000	Term Loan, 7.331%, maturing June 22, 2012			3,438,250
850,000	Term Loan, 7.330% - 7.331%, maturing June 22, 2012			859,297
4,197,660	Term Loan, 7.185%, maturing June 22, 2012			4,244,883
				117,102,588

	Total Senior Loans (Cost $2,777,426,000)			2,786,491,770

Other Corporate Debt: 0.3%

Automobile: 0.3%
	Avis Budget Car Rental	Ba2	BB-
750,000	Unsecured Floating Rate Note, 7.576%, maturing May 15, 2014			761,250

	Navistar International Corporation	B1	BB-
6,136,500	Unsecured Term Loan, 6.710%, maturing February 22, 2009			6,167,183
	Total Other Corporate Debt (Cost $5,544,149)			6,928,433

Equities and Other Assets: 0.3%

			Value

(@) , (R)	Decision One Corporation (371,025 Common Shares)		38,587

(@), (R)	Neoplan USA Corporation (1,627 Common Shares)		—

(@), (R)	Neoplan USA Corporation (170,180 Series B Preferred Shares)

(@), (R)	Neoplan USA Corporation (101,690 Series C Preferred Shares)		—

(@), (R)	Neoplan USA Corporation (330,600 Series D Preferred Shares)		—

(@) , (R)	New World Restaurant Group, Inc.		30,788
	(Warrants for 2,244 Common Shares, Expires June 15, 2006)

(@), (R)	Norwood Promotional Products, Inc. (48,177 Common Shares)		—

(@) , (R)	Safelite Glass Corporation (395,186 Common Shares)		7,151,941

(@) , (R)	Safelite Realty Corporation (26,675 Common Shares)		165,017

	Total for Equities and Other Assets (Cost $861,321)		7,386,333

	Total Investments (Cost $2,783,831,470)	124.2%	$2,800,806,535
	Other Assets and Liabilities - Net	(24.2)	(546,384,095)
	Net Assets	100.0%	$2,254,422,440

*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Bank Loans rated below Baa by considered to be below investment grade.
NR	Not Rated
(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Loan is on non-accrual basis.
(@)	Non-income producing security.
(R)	Restricted security.

**	For Federal Income Tax purposes cost of investments is $2,784,473,625.
Net unrealized appreciation consists of the following:

Gross Unrealized Appreciation	$20,296,076
Gross Unrealized Depreciation	(3,963,166)
Net Unrealized Appreciation	$16,332,910

Item 2. Controls and Procedures.

(a)             Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)            There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Senior Income Fund
By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	July 31, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 31, 2006